Shareholder Report, Holdings (Details)	May 31, 2025
C000026761 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026761 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026761 | U.S. Government Agency Commericial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026761 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000026761 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000026763 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026763 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026763 | U.S. Government Agency Commericial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026763 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000026763 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000168177 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000168177 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000168177 | U.S. Government Agency Commericial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000168177 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000168177 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	57.00%
C000026762 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026762 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026762 | U.S. Government Agency Commericial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026762 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000026762 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	57.00%